Consolidated Statements of Changes In Shareholders' Equity - USD ($) $ in Thousands		Ordinary shares [Member]		Additional paid-in capital [Member]	Treasury shares [Member] [1]	Retained earnings [Member]	Total
Balance at Dec. 31, 2019		$ 22		$ 57,130	$ (8,009)	$ 113,780	$ 162,923
Balance, shares at Dec. 31, 2019	[2]	7,351,317
Exercise of options and RSUs	[4]	$ 0	[3]	276	0	0	276
Exercise of options and RSUs, shares	[2],[4]	51,357
Purchase of treasury shares		$ 0		0	(16,798)	0	(16,798)
Purchase of treasury shares, shares	[2]	(503,159)
Share-based compensation		$ 0		2,711	0	0	2,711
Net income		0		0	0	5,725	5,725
Balance at Dec. 31, 2020		$ 22		60,117	(24,807)	119,505	154,837
Balance, shares at Dec. 31, 2020	[2]	6,899,515
Purchase of treasury shares		$ 0		0	(14,291)	0	(14,291)
Purchase of treasury shares, shares	[2]	(322,689)
Reissuance of treasury shares under share-based compensation plan		$ 0	[3]	411	4,103	0	4,514
Reissuance of treasury shares under share-based compensation plan, shares	[2]	132,702
Share-based compensation		$ 0		2,862	0	0	2,862
Net income		0		0	0	10,541	10,541
Balance at Dec. 31, 2021		$ 22		63,390	(34,995)	130,046	158,463
Balance, shares at Dec. 31, 2021	[2]	6,709,528
Purchase of treasury shares		$ 0		0	(3,428)	0	(3,428)
Purchase of treasury shares, shares	[2]	(80,120)
Reissuance of treasury shares under share-based compensation plan		$ 0		(411)	3,527	(739)	2,377
Reissuance of treasury shares under share-based compensation plan, shares	[2]	109,298
Share-based compensation		$ 0		3,577	0	0	3,577
Net income		0		0	0	18,306	18,306
Balance at Dec. 31, 2022		$ 22		$ 66,556	$ (34,896)	$ 147,613	$ 179,295
Balance, shares at Dec. 31, 2022	[2]	6,738,706

[1]	Company shares held by the Company. Presented as a reduction of equity at their cost to the Company. The treasury shares have no rights.
[2]	Net of shares held by Silicom Inc. and Silicom Ltd.
[3]	Less than 1 thousand.
[4]	Restricted share units (hereinafter - "RSUs")